Lease Right-of-Use Asset and Lease Liabilities - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating lease cost	$ 444,162	$ 126,053	$ 668,883	$ 325,664	$ 451,685	$ 94,986
Short-term lease cost		6,445		70,231	63,785
Lease cost	$ 444,162	$ 132,498	$ 668,883	$ 395,895	$ 515,470	$ 94,986